Summary Prospectus
Touchstone Sustainability and Impact Equity Fund	July 30, 2016

Class A Ticker: TEQAX Class B Ticker: TEQBX Class C Ticker: TEQCX
Class Y Ticker: TIQIX Institutional Class Ticker: TROCX

Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated July 30, 2016, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/literature-center, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Sustainability and Impact Equity Fund (the “Fund”) seeks long-term growth of capital.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 65 and in the Fund’s Statement of Additional Information (“SAI”) on page 63.

	Class A	Class B	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	5.00%	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.36%	1.00%	None	None
Other Expenses	0.41%	2.69%	0.42%	0.41%	0.75%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.40%	3.79%	2.16%	1.15%	1.49%
Fee Waiver or Expense Reimbursement(2)	(0.15)%	(1.79)%	(0.16)%	(0.15)%	(0.59)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(2)	1.25%	2.00%	2.00%	1.00%	0.90%
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(1)Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended March 31, 2016.
(2)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.24%, 1.99%, 1.99%, 0.99% and 0.89% of average daily net assets for Classes A, B, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2017, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period					Assuming No Redemption
	Class A	Class B	Class C	Class Y	Institutional Class	Class B	Class C
1 Year	$695	$703	$303	$102	$92	$203	$203
3 Years	$979	$1,293	$661	$350	$413	$993	$661
5 Years	$1,283	$1,903	$1,145	$618	$757	$1,803	$1,145
10 Years	$2,146	$3,379	$2,480	$1,384	$1,729	$3,379	$2,480

Portfolio Turnover. The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 304% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of U.S. and non-U.S. companies that meet certain financial and environmental, social, and governance criteria. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies, including exchange-traded funds that invest in equity securities.

The Fund’s sub-advisor, Rockefeller & Co., Inc. (“Rockefeller” or the “Sub-Advisor”), selects investments for the Fund based on an evaluation of a company’s financial condition and its sustainability and impact practices. Rockefeller applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and compelling valuations. Rockefeller’s sustainability and impact evaluation considers environmental, social, and governance criteria such as corporate governance practices, product quality and safety, workplace diversity practices, environmental impact and sustainability, community investment and development, and human rights record.

The Fund invests in securities of any size, but generally focuses on larger, more established companies. The Fund invests primarily in securities of companies domiciled in developed markets, but may invest up to 30% of its net assets in securities of companies domiciled in emerging and frontier markets. Emerging markets are defined as those countries not included in the MSCI World Index, a developed market index. As of March 31, 2016, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI Emerging Markets Index and the MSCI World Index can change over time.  Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

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Large-Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

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Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

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Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

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Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

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Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

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Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Other Investment Companies Risk (including Exchange-Traded Funds Risk): The Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the investment companies.

Sustainability and Impact Investing Risk: The Fund’s environmental, social and corporate governance criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the MSCI All Country World Index (“ACWI”). The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On May 4, 2015, the Fund changed its name, principal investment strategies and sub-advisor. Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s large cap growth strategy.

Touchstone Sustainability and Impact Equity Fund — Class A Shares Total Return as of December 31

Best Quarter: 3rd Quarter 2009 14.98%   Worst Quarter: 4th Quarter 2008 (23.90)%

The year-to-date return for the Fund’s Class A shares as of June 30, 2016 is (2.48)%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an Individual Retirement Account ("IRA"), 401(k), or other tax-advantaged account. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

The inception dates of Class A shares, Class B shares, Class C shares, Class Y shares and Institutional Class shares were December 19, 1997, October 4, 2003, October 4, 2003, November 10, 2004 and May 4, 2015, respectively. The Institutional Class shares commenced operations on May 4, 2015, therefore no historical performance is provided. Annual returns would differ only to the extent that classes have different expenses.

Average Annual Total Returns For the periods ended December 31, 2015	1 Year	5 Years	10 Years
Touchstone Sustainability and Impact Equity Fund - Class A
Return Before Taxes	(5.89)%	8.53%	4.82%
Return After Taxes on Distributions	(14.97)%	5.01%	3.10%
Return After Taxes on Distributions and Sale of Fund Shares	1.59%	6.41%	3.69%
Touchstone Sustainability and Impact Equity Fund — Class B
Return Before Taxes	(4.09)%	9.16%	5.00%
Touchstone Sustainability and Impact Equity Fund — Class C
Return Before Taxes	(1.51)%	9.01%	4.72%
Touchstone Sustainability and Impact Equity Fund — Class Y
Return Before Taxes	0.10%	10.12%	5.71%
Touchstone Sustainability and Impact Equity Fund — Institutional Class
Return Before Taxes(1)	N/A	N/A	N/A
MSCI ACWI(2) (reflects no deductions for fees, expenses or taxes)	(2.36)%	6.09%	4.76%
(1) The Institutional Class shares commenced operations on May 4, 2015.
(2) The MSCI ACWI returns disclosed are net of withholding taxes.

The Fund’s Management

Investment Advisor
Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Rockefeller & Co., Inc.	David P. Harris	Since 2015	Managing Director, Chief Investment Officer
	Farha-Joyce Haboucha	Since 2015	Managing Director, Director of Sustainability and Impact, Senior Portfolio Manager
	Jimmy C. Chang	Since 2015	Managing Director, Chief Equity Strategist, Senior Portfolio Manager

	Classes A, B, C, and Y
Buying and Selling Fund Shares Minimum Investment Requirements	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50
	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Class A, Class C and Institutional Class shares may be purchased and sold directly from Touchstone Securities, Inc. (“Touchstone Securities”) or through your financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Class B shares are no longer offered for sale. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone or via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares see the “Investing with Touchstone” section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to pay dividends and make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TSF-54-TST-TROCX-1607